Share-Based Compensation - Schedule of Non-Vested Share Option Unit Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Non-vested	4,211,661
Weighted Average Grant-Date Fair Value, Non-vested	$ 5.97
RSUs, Granted	693,764	2,862,298	1,685,864
Weighted Average Grant-Date Fair Value, Granted	$ 9.62	$ 6.75	$ 4.32
RSUs, Vested	(2,354,303)
Weighted Average Grant-Date Fair Value, Vested	$ 5.98
RSUs, Cancelled/forfeited	(463,943)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 8.11
RSUs, Non-vested, ending balance	2,087,179	4,211,661
Weighted Average Grant-Date Fair Value, Non-Vested	$ 6.74	$ 5.97
Restricted Share Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Non-vested	1,295,450
Weighted Average Grant-Date Fair Value, Non-vested	$ 2.85
RSUs, Granted	2,401,884
Weighted Average Grant-Date Fair Value, Granted	$ 9.61
RSUs, Vested	(3,687,334)
Weighted Average Grant-Date Fair Value, Vested	$ 7.24
RSUs, Cancelled/forfeited	(10,000)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 9.62
RSUs, Non-vested, ending balance		1,295,450
Weighted Average Grant-Date Fair Value, Non-Vested		$ 2.85